Business combinations (Details) € in Thousands, £ in Thousands, $ in Thousands								1 Months Ended			12 Months Ended
	Feb. 23, 2016 USD ($)	Feb. 23, 2016 EUR (€)	Feb. 12, 2016 USD ($)	Feb. 18, 2015 USD ($)	Feb. 18, 2015 GBP (£)	Oct. 03, 2014 USD ($) installment	Jun. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Apr. 30, 2015 USD ($)	Nov. 30, 2014 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Feb. 23, 2016 EUR (€)	Feb. 11, 2016 USD ($)
Estimated cost of acquisition
Gain on revaluation of purchase consideration											$ 2,511	$ (1,166)	$ (922)
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Goodwill											30,285	$ 29,620	$ 11,351
Symtavision
Estimated cost of acquisition
Payment for business acquired	$ 4,424	€ 3,889
Contingent consideration	$ 570													€ 500
Exchage rate	1.14													1.14
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Cash	$ 397
Other current assets	279
Goodwill	665
Other non-current assets	52
Total assets	6,601
Current liabilities	(514)
Deferred tax liability	(1,663)
Total liabilities	(2,177)
Total net assets acquired	4,424
Total purchase consideration	4,424
Symtavision | IP rights
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets	$ 4,971
Amortization period of identified intangible	8 years	8 years
Symtavision | Brand
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets	$ 237
Excelian
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Cash				$ 4,676							4,676
Other current assets				10,261							10,261
Goodwill				4,339							4,710
Fixed assets				175							175
Total assets				29,004							30,546
Current liabilities				(8,491)							(8,960)
Deferred tax liability											(1,073)
Total liabilities				(8,491)							(10,033)
Total net assets acquired				20,513							20,513
Total purchase consideration				$ 20,513	£ 13,415						20,513
Excelian | GBP
Estimated cost of acquisition
Exchage rate				1.5291
Excelian | Brand
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets											921
Excelian | Contract-based customer relationships
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets				$ 9,041							9,291
Excelian | Software licenses
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Goodwill				$ 512							512
Radius Inc.
Estimated cost of acquisition
Payment for business acquired						$ 7,920
Contingent consideration			$ 4,207												$ 4,950
Gain on revaluation of purchase consideration						1,393
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Goodwill						12,674					13,367
Other non-current assets						275					275
Fixed assets						163					163
Other net current assets						1,781					1,781
Total net assets acquired						26,665					27,358
Total purchase consideration						$ 26,665					27,358
Payment of contingent consideration									$ 1,980
Number of equal installments for payment of remaining purchase price. | installment						2
Measurement period adjustment								$ 693
Reduction in consideration payable (as a percent)			15.00%
Radius Inc. | Contract-based customer relationships
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets						$ 11,772					11,772
Amortization period of identified intangible						5 years
Radius Inc. | Cash consideration contingent on certain aggregate adjusted EBITDA and revenue CAGR targets
Estimated cost of acquisition
Contingent consideration			$ 6,715
Maximum potential contingent consideration						$ 7,900
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Reduction in consideration payable (as a percent)			15.00%
Populus
Estimated cost of acquisition
Payment for business acquired							$ 1,000			$ 1,000
Maximum potential contingent consideration							$ 1,000
Gain on revaluation of purchase consideration											$ 206
Period for payment of contingent consideration							3 years
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets							$ 2,364
Amortization period of identified intangible							5 years
Payment of contingent consideration								$ 299